UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

VistaShares Target 15 ACKtivist Distribution ETF Tailored Shareholder Report

annual shareholder report July 31, 2026

VistaShares Target 15 ACKtivist Distribution ETF

Ticker: ACKY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the VistaShares Target 15 ACKtivist Distribution ETF (the "Fund") for the period September 8, 2025 (the Fund's "inception") to July 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875‑2288 or by writing to VistaShares Target 15 ACKtivist Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 ACKtivist Distribution ETF	$86	0.96%
*	Costs paid as a percentage of investment are annualized.

Cumulative Performance

VistaShares Target 15 ACKtivist Distribution ETF - at NAV - $10,117
S&P 500® Total Return - $11,650
12,000
11,500
11,000
10,500
10,000
9,500
09/08/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026

Annual Performance

Since Inception (9/8/2025)
VistaShares Target 15 ACKtivist Distribution ETF - at NAV	1.16%
S&P 500® Total Return	16.50%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.vistashares.com for more recent performance information.

How did the Fund perform during the period ended July 31, 2026?

The VistaShares Target 15™ ACKtivist Distribution ETF (“ACKY” or the “Fund”) commenced operations on September 8, 2025. The discussion that follows covers the period from that date through July 31, 2026, which represents the Fund’s first fiscal period and is shorter than a full fiscal year. Over that period the Fund pursued its primary objective of current income while holding a concentrated portfolio of equity securities constructed to reflect the publicly disclosed positions of a well known activist investment manager. The Fund paid distributions monthly from the first full month of operations in a manner consistent with its stated annual income target of 15% of net asset value. Results reflected the concentrated nature of the underlying portfolio, premium income produced by the Fund’s options strategy, and the effect of that strategy on participation in advancing markets. Because the portfolio holds a small number of positions at significant weights, individual holdings had a proportionally larger influence on results than would be the case in a broadly diversified fund.

VistaShares Target 15 ACKtivist Distribution ETF Tailored Shareholder Report

What factors influenced the Fund's performance?

Concentration in a focused equity portfolio. The Fund’s equity sleeve consists of a small number of positions held at substantial weights, spanning large capitalization technology and internet businesses, consumer facing franchises, real estate and alternative asset management. This structure means that Fund results were shaped principally by developments at individual companies rather than by broad market movement. Several positions carried double digit portfolio weights during the period, and changes in the market’s view of those specific businesses were the dominant influence on the equity component of return. Concentration of this kind increases both the potential contribution and the potential detraction from any single holding.

Activist catalysts and company specific developments. The reference portfolio is built around positions in which an activist manager has taken a public stake, and such positions frequently carry identifiable catalysts, including operational restructuring, capital allocation changes, governance actions and corporate transactions. Progress or delay on those catalysts, rather than sector level trends, was a principal driver of individual position performance during the period. Positions where operating improvement became evident generally contributed more consistently than those where the market awaited further evidence.

Income generation through the options strategy. Premium collected through the Fund’s options strategy was the principal source of distributions during the period. The concentrated, event driven character of the underlying portfolio generally supported implied volatility levels above those of the broad market, which was constructive for premium capture. That same characteristic required attentive management of strike selection, expiration and coverage levels, since sharp single stock moves can both increase premium and limit upside participation. In periods when individual holdings advanced beyond written strikes, participation in those advances was limited by the design of the strategy.

Portfolio construction, disclosure timing and distribution policy. The Adviser maintained the equity portfolio in accordance with a rules based methodology tied to publicly disclosed position data. Because such data is reported on a lagged basis, the portfolio reflects positions as of the most recent available reporting date rather than positions held in real time, and this timing difference can affect results in periods when the underlying manager changes positioning. Periodic reconstitution and rebalancing were used to refresh exposures and to manage position level concentration. Distributions were paid monthly in accordance with the Fund’s income objective. To the extent distributions exceeded net investment income and net realized gains, they constituted a return of capital, which reduces a shareholder’s cost basis. Shareholders should refer to the Financial Highlights and the notes to the financial statements for the character of distributions paid.

VistaShares Target 15 ACKtivist Distribution ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$44,947
Number of Holdings	43
Total Advisory Fee	$372,873
Portfolio Turnover Rate	360%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Consumer Discretionary
11.2%
Communications
10.0%
Financials
9.6%
Real Estate
9.0%
Purchased Call Options
8.9%
Technology
0.1%
Cash & Other
51.2%

Top Ten Holdings	(% of Total Net Assets)
Restaurant Brands International, Inc.	11.0%
Pershing Square USA Ltd.	9.6%
Meta Platforms, Inc. - Class A	9.4%
Howard Hughes Holdings, Inc.	8.2%
Amazon.com, Inc., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $230.00	2.6%
Microsoft Corp., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $390.00	2.5%
Microsoft Corp., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $435.00	1.1%
Uber Technologies, Inc., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $67.50	1.0%
Seaport Entertainment Group, Inc.	0.8%
Brookfield Corp., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $42.00	0.7%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

VistaShares Target 15 Berkshire Select Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2026

VistaShares Target 15 Berkshire Select Income ETF

Ticker: OMAH (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the VistaShares Target 15 Berkshire Select Income ETF (the "Fund") for the period March 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875‑2288 or by writing to VistaShares Target 15 Berkshire Select Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 Berkshire Select Income ETF	$42	0.95%
*	Costs paid as a percentage of investment are annualized.

Cumulative Performance

VistaShares Target 15 Berkshire Select Income ETF - at NAV - $11,638
S&P 500® Total Return - $13,187
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
03/04/2025
03/31/2025
04/30/2025
05/31/2025
06/30/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (3/4/2025)
VistaShares Target 15 Berkshire Select Income ETF - at NAV	8.91%	11.38%
S&P 500® Total Return	19.56%	21.71%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.vistashares.com for more recent performance information.

How did the Fund perform during the period ended July 31, 2026?

During the fiscal year ended July 31, 2026, the VistaShares Target 15™ Berkshire Select Income ETF (“OMAH” or the “Fund”) pursued its primary objective of current income while maintaining equity exposure to a portfolio constructed to reflect the largest publicly disclosed equity holdings of Berkshire Hathaway Inc., together with direct exposure to Berkshire Hathaway Class B shares. The Fund paid distributions monthly throughout the period in a manner consistent with its stated annual income target of 15% of net asset value. The Fund’s total return reflected three components working together: appreciation and depreciation within the underlying equity portfolio, premium income generated by the Fund’s options strategy, and the effect of that options strategy on participation in advancing markets. Consistent with the design of the strategy, upside participation was moderated in periods when individual holdings advanced sharply, while option premium supported the income stream and provided a partial cushion during weaker windows. The Fund’s market price generally tracked net asset value over the period, and the Fund maintained its monthly distribution schedule without interruption.

VistaShares Target 15 Berkshire Select Income ETF Tailored Shareholder Report

What factors influenced the Fund's performance?

Composition of the underlying equity portfolio. The Fund’s equity sleeve is concentrated in large capitalization U.S. businesses with established earnings power and long operating histories, spanning financial services, consumer staples, energy, technology and health care services, alongside a direct position in Berkshire Hathaway itself. Results over the period were driven more by company level fundamentals within this comparatively narrow group than by broad market direction. The portfolio’s orientation toward cash generative, valuation sensitive businesses meant that Fund returns did not move in step with the more growth led segments of the market, and dispersion among the underlying positions was a meaningful influence on results.

Market environment and rate expectations. Shifts in interest rate expectations, the trajectory of corporate earnings and changes in risk appetite influenced the broader equity market during the fiscal year. Holdings weighted toward durable franchises with comparatively stable cash flows generally showed less sensitivity to sentiment driven rotations than the market as a whole. Energy and financial positions responded to commodity price movements and to the shape of the yield curve, while consumer staples exposure contributed relative stability during more volatile stretches.

Income generation through the options strategy. The Fund employs a data driven options strategy written against its equity positions and against Berkshire Hathaway Class B shares. Option premium collected across the fiscal year was the principal source of the Fund’s distributions. The premium available varied with implied volatility, which in turn reflected both market wide conditions and single stock events among the underlying holdings. Periods of elevated volatility improved premium capture, while quieter periods called for more active management of strike selection and expiration in order to maintain the income profile. The strategy is calibrated to balance income generation against retained upside participation, and in months when underlying holdings advanced beyond written strikes that participation was limited by design.

Portfolio construction, rebalancing and distribution policy. The Adviser maintained the equity portfolio in accordance with its rules based methodology, with periodic reconstitution to reflect changes in the publicly disclosed holdings the portfolio is designed to track. Because those holdings are disclosed on a lagged basis, the portfolio reflects positions as of the most recent available reporting date rather than positions held in real time. Rebalancing was used to manage position level concentration and to refresh exposures as the reference portfolio evolved. Distributions were paid monthly in accordance with the Fund’s income objective. To the extent distributions exceeded net investment income and net realized gains, they constituted a return of capital, which reduces a shareholder’s cost basis. Shareholders should refer to the Financial Highlights and the notes to the financial statements for the character of distributions paid.

VistaShares Target 15 Berkshire Select Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$990,104
Number of Holdings	76
Total Advisory Fee	$3,140,789
Portfolio Turnover Rate	22%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Financials
38.3%
Communications
22.6%
Consumer Staples
13.1%
Energy
8.7%
Technology
6.8%
Industrials
5.3%
Health Care
5.2%
Purchased Call Options
0.6%
Cash & Other
-0.6%

Top Ten Holdings	(% of Total Net Assets)
Berkshire Hathaway, Inc. - Class B	10.1%
Apple, Inc.	6.8%
American Express Co.	5.7%
Delta Air Lines, Inc.	5.3%
DaVita, Inc.	5.2%
Bank of America Corp.	4.9%
Sirius XM Holdings, Inc.	4.7%
Chubb Ltd.	4.7%
Coca-Cola Co.	4.7%
Kraft Heinz Co.	4.6%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

VistaShares Target 15 DRUKMacro Distribution ETF Tailored Shareholder Report

annual shareholder report July 31, 2026

VistaShares Target 15 DRUKMacro Distribution ETF

Ticker: DRKY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the VistaShares Target 15 DRUKMacro Distribution ETF (the "Fund") for the period October 7, 2025 (the Fund's "inception") to July 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875‑2288 or by writing to VistaShares Target 15 DRUKMacro Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 DRUKMacro Distribution ETF	$82	0.95%
*	Costs paid as a percentage of investment are annualized.

Cumulative Performance

VistaShares Target 15 DRUKMacro Distribution ETF - at NAV - $11,175
S&P 500® Total Return - $11,259
12,000
11,500
11,000
10,500
10,000
9,500
10/07/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026

Annual Performance

Since Inception (10/7/2025)
VistaShares Target 15 DRUKMacro Distribution ETF - at NAV	11.74%
S&P 500® Total Return	12.59%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.vistashares.com for more recent performance information.

How did the Fund perform during the period ended July 31, 2026?

The VistaShares Target 15™ DRUKMacro Distribution ETF (“DRKY” or the “Fund”) commenced operations on October 7, 2025. The discussion that follows covers the period from that date through July 31, 2026, which represents the Fund’s first fiscal period and is shorter than a full fiscal year. Over that period the Fund pursued its primary objective of current income while holding a portfolio of equity securities constructed to reflect the publicly disclosed positions of a macro oriented family office. The Fund paid distributions monthly from the first full month of operations in a manner consistent with its stated annual income target of 15% of net asset value. Results reflected the concentrated and thematically distinctive composition of the underlying portfolio, premium income produced by the Fund’s options strategy, and the effect of that strategy on participation in advancing markets. The portfolio’s substantial weighting in health care and semiconductors meant that Fund results were tied more closely to developments within those areas than to the direction of the broad equity market.

VistaShares Target 15 DRUKMacro Distribution ETF Tailored Shareholder Report

What factors influenced the Fund's performance?

Health care and life sciences exposure. Health care represented the largest sector weighting in the portfolio during the period, including significant positions in diagnostics and biopharmaceutical companies. Holdings in this area are driven by clinical, regulatory and adoption milestones rather than by general economic conditions, and they carry higher security level volatility than the broad market. Progress on test volumes, reimbursement, trial results and product launches was the dominant influence on this portion of the portfolio, and given the size of the weighting, movement in a small number of names had a pronounced effect on Fund results in both directions.

Semiconductor and global macro positioning. The portfolio also carried meaningful exposure to semiconductor manufacturers and to companies domiciled outside the United States, reflecting the macro orientation of the reference portfolio. Semiconductor holdings responded to capacity utilization, pricing and demand associated with artificial intelligence and industrial end markets. International positions introduced currency and country specific factors, including local policy and commodity price developments, that would not have influenced a portfolio limited to domestic large capitalization equities.

Income generation through the options strategy. Premium collected through the Fund’s options strategy was the principal source of distributions during the period. The elevated volatility characteristic of the underlying holdings, particularly within health care and semiconductors, generally supported premium levels above those available on lower volatility portfolios. That same volatility required careful management of strike selection, expiration and coverage, because sharp moves in a small number of large positions can meaningfully affect both premium capture and retained upside. In periods when holdings advanced beyond written strikes, participation in those advances was limited by the design of the strategy.

Portfolio construction, disclosure timing and distribution policy. The Adviser maintained the equity portfolio in accordance with a rules based methodology tied to publicly disclosed position data. Because such data is reported on a lagged basis, the portfolio reflects positions as of the most recent available reporting date rather than positions held in real time, and this timing difference can affect results in periods when the underlying manager changes positioning. Periodic reconstitution and rebalancing were used to refresh exposures and to manage the concentration that arises when individual positions appreciate materially. Distributions were paid monthly in accordance with the Fund’s income objective. To the extent distributions exceeded net investment income and net realized gains, they constituted a return of capital, which reduces a shareholder’s cost basis. Shareholders should refer to the Financial Highlights and the notes to the financial statements for the character of distributions paid.

VistaShares Target 15 DRUKMacro Distribution ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$16,757
Number of Holdings	81
Total Advisory Fee	$103,324
Portfolio Turnover Rate	239%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

*	Does not round to 0.1

Top Ten Holdings	(% of Total Net Assets)
Insmed, Inc.	7.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.1%
BBB Foods, Inc. - Class A	4.7%
Roku, Inc. - Class A	4.5%
Teva Pharmaceutical Industries Ltd., ADR	4.0%
NewAmsterdam Pharma Co. N.V.	3.6%
STMicroelectronics NV	3.4%
Option Care Health, Inc.	3.1%
Broadcom, Inc.	3.0%
Coupang, Inc. - Class A	2.7%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

VistaShares Target 15 USA Quality Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2026

VistaShares Target 15 USA Quality Income ETF

Ticker: QUSA (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the VistaShares Target 15 USA Quality Income ETF (the "Fund") for the period March 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875‑2288 or by writing to VistaShares Target 15 USA Quality Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 USA Quality Income ETF	$41	0.95%
*	Costs paid as a percentage of investment are annualized.

Cumulative Performance

VistaShares Target 15 USA Quality Income ETF - at NAV - $10,790
S&P 500® Total Return - $13,457
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
05/05/2025
05/31/2025
06/30/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (5/5/2025)
VistaShares Target 15 USA Quality Income ETF - at NAV	4.56%	6.34%
S&P 500® Total Return	19.56%	27.10%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.vistashares.com for more recent performance information.

How did the Fund perform during the period ended July 31, 2026?

During the fiscal year ended July 31, 2026, the VistaShares Target 15™ USA Quality Income ETF (“QUSA” or the “Fund”) pursued its primary objective of current income while holding a diversified portfolio of U.S. companies selected for quality characteristics, defined principally by high profitability, low variability of earnings and conservative balance sheet leverage. The Fund paid distributions monthly throughout the period in a manner consistent with its stated annual income target of 15% of net asset value. Results over the fiscal year reflected the interaction of three elements: total return within the underlying equity portfolio, premium income produced by the Fund’s options strategy, and the moderating effect of that strategy on participation in rising markets. The quality orientation of the equity portfolio proved supportive of the income objective, as companies with steadier earnings profiles generally exhibited more predictable option pricing behavior across the period. The Fund’s market price generally tracked net asset value, and the monthly distribution schedule was maintained without interruption.

VistaShares Target 15 USA Quality Income ETF Tailored Shareholder Report

What factors influenced the Fund's performance?

Quality screening and its effect on portfolio behavior. The Fund’s equity portfolio is constructed around measurable quality attributes rather than around sector themes or momentum. Companies that clear those screens tend to carry higher returns on capital, less cyclical earnings and lower financial leverage than the broad market. Over the fiscal year this profile influenced returns in two ways. It reduced the Fund’s participation in the most speculative areas of the market, and it produced an underlying portfolio whose drawdowns were generally shallower than those of higher beta segments during periods of market stress.

Sector composition and dispersion. Portfolio weights were concentrated in industrials, financials and consumer staples, with meaningful positions in large capitalization technology. Industrial holdings responded to capital spending trends and to order and backlog conditions across their end markets. Financial holdings were influenced by the shape of the yield curve and by credit conditions. Consumer staples positions contributed comparative stability. Dispersion among these groups, rather than broad market direction, accounted for much of the difference in contribution across the portfolio.

Income generation through the options strategy. Premium collected through the Fund’s options strategy was the principal source of distributions during the fiscal year. Because the Fund’s underlying holdings are screened for earnings stability, implied volatility across those names was generally lower than for the broad market, which required disciplined management of strike selection, expiration and position level coverage in order to meet the income objective. Elevated volatility around earnings events and macroeconomic releases improved premium capture during those windows. In months when holdings advanced beyond written strikes, upside participation was limited by the design of the strategy.

Portfolio construction, rebalancing and distribution policy. The Adviser maintained a diversified, rules based portfolio spanning approximately ninety positions, which limited single name concentration and reduced the influence of any individual holding on Fund results. Periodic rebalancing was used to restore target weights, to reflect changes in the quality screens as company fundamentals evolved, and to keep the portfolio aligned with the Fund’s investment objective. Distributions were paid monthly in accordance with the Fund’s income objective. To the extent distributions exceeded net investment income and net realized gains, they constituted a return of capital, which reduces a shareholder’s cost basis. Shareholders should refer to the Financial Highlights and the notes to the financial statements for the character of distributions paid.

VistaShares Target 15 USA Quality Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$21,448
Number of Holdings	88
Total Advisory Fee	$74,132
Portfolio Turnover Rate	4%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Technology
36.3%
Consumer Staples
17.1%
Financials
14.3%
Communications
11.5%
Health Care
10.7%
Industrials
10.0%
Purchased Call Options
0.8%
Cash & Other
-0.7%

Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp.	5.7%
Apple, Inc.	5.5%
Berkshire Hathaway, Inc. - Class B	5.4%
NVIDIA Corp.	5.2%
Broadcom, Inc.	5.1%
Caterpillar, Inc.	4.9%
Costco Wholesale Corp.	4.7%
Walmart, Inc.	4.3%
Coca-Cola Co.	4.3%
Eli Lilly & Co.	4.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

VistaShares Target 15 ACKtivist Distribution ETF

	FYE 7/31/2026	FYE 7/31/2025
(a) Audit Fees	$11,300	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	N/A
(d) All Other Fees	N/A	N/A

VistaShares Target 15 DRUKMacro Distribution ETF

	FYE 7/31/2026	FYE 7/31/2025
(a) Audit Fees	$11,300	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	N/A
(d) All Other Fees	N/A	N/A

VistaShares Target 15 Berkshire Select Income ETF

	FYE 7/31/2026*	FYE 2/28/2026
(a) Audit Fees	$5,000	$11,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,500	$3,000
(d) All Other Fees	N/A	N/A

VistaShares Target 15 USA Quality Income ETF

	FYE 7/31/2026*	FYE 2/28/2026
(a) Audit Fees	$5,000	$11,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,500	$3,000
(d) All Other Fees	N/A	N/A

* Effective as of the close of business on March 19, 2026, the VistaShares Target 15 Berkshire Select Income ETF and the VistaShares Target 15 USA Quality Income ETF changed their fiscal year end from February 28 to July 31. Amounts shown for FYE 7/31/2026 for these Funds relate to the fiscal period March 1, 2026 through July 31, 2026.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2026	Prior Fiscal Year**
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2026	Prior Fiscal Year**
Registrant	$11,000	$6,000
Registrant’s Investment Adviser	N/A	N/A

** For the VistaShares Target 15 Berkshire Select Income ETF and the VistaShares Target 15 USA Quality Income ETF, the prior fiscal year ended February 28, 2026. The VistaShares Target 15 ACKtivist Distribution ETF and the VistaShares Target 15 DRUKMacro Distribution ETF commenced operations during the fiscal period ended July 31, 2026 and had no prior fiscal year.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Monica Byrd, Lawrence Jules, Ethan Powell and Pamela Cryton.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2026

Tidal Trust III

VistaShares Target 15 ACKtivist Distribution ETF	| ACKY	| NYSE Arca, Inc.
VistaShares Target 15 DRUKMacro Distribution ETF	| DRKY	| NYSE Arca, Inc.
VistaShares Target 15 Berkshire Select Income ETF	| OMAH	| NYSE Arca, Inc.
VistaShares Target 15 USA Quality Income ETF	| QUSA	| NYSE Arca, Inc.

VistaShares ETFs

VistaShares Target 15 ACKtivist Distribution ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 30.3%	Shares	Value
Consumer Discretionary Services - 11.0%
Restaurant Brands International, Inc.(a)	66,597	$4,929,510

Financial Services - 0.0%(b)
Brookfield Corp. - Class A(a)	64	2,722

Media - 10.0%
Alphabet, Inc. - Class A(a)	74	26,354
Alphabet, Inc. - Class C(a)	730	260,354
Meta Platforms, Inc. - Class A(a)	7,611	4,237,120
		4,523,828

Real Estate - 9.0%
Howard Hughes Holdings, Inc.(a)(c)	57,847	3,697,580
Seaport Entertainment Group, Inc.(a)(c)	14,029	367,981
		4,065,561

Retail & Wholesale - Discretionary - 0.2%
Amazon.com, Inc.(a)(c)	31	8,419
Hertz Global Holdings, Inc.(a)(c)	42,307	67,056
		75,475

Software & Tech Services - 0.1%
Microsoft Corp.	65	30,207

TOTAL COMMON STOCKS (Cost $15,037,312)		13,627,303

INVESTMENT COMPANIES - 9.6%		Shares	Value
Pershing Square USA Ltd.(c)		114,623	4,298,362

TOTAL INVESTMENT COMPANIES (Cost $4,846,183)			4,298,362

PURCHASED OPTIONS - 8.9%(c)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 8.9%
Alphabet, Inc. - Class C, Expiration: 8/21/2026; Exercise Price: $380.00	$249,655	7	2,398
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $275.00	7,414,134	273	192,465
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $230.00	7,414,134	273	1,154,108
Brookfield Corp., Expiration: 8/21/2026; Exercise Price: $48.00	6,685,716	1,572	31,440
Brookfield Corp., Expiration: 8/21/2026; Exercise Price: $44.00	127,590	30	1,725
Brookfield Corp., Expiration: 8/21/2026; Exercise Price: $42.00	6,813,306	1,602	324,405
Howard Hughes Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $80.00	3,656,224	572	8,580
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $575.00	4,175,325	75	104,250
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $570.00	55,671	1	1,570
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $490.00	46,472	1	447
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $435.00	6,784,912	146	508,445
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $390.00	6,831,384	147	1,123,448
Restaurant Brands International, Inc., Expiration: 8/21/2026; Exercise Price: $80.00	4,922,330	665	43,225
Uber Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $77.50	6,114,284	869	82,555
Uber Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $67.50	6,114,284	869	427,982
Total Call Options			4,007,043

TOTAL PURCHASED OPTIONS (Cost $2,010,295)			4,007,043

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 53.5%
Money Market Funds - 53.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)(h)	24,045,756	$24,045,756

TOTAL SHORT-TERM INVESTMENTS (Cost $24,045,756)		24,045,756

TOTAL INVESTMENTS - 102.3% (Cost $45,939,546)		$45,978,464
Liabilities in Excess of Other Assets - (2.3)%		(1,031,870)
TOTAL NET ASSETS - 100.0%		$44,946,594

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. As of July 31, 2026, the total value of securities pledged as collateral is $12,067,396.
(b)	Does not round to 0.1% or (0.1)%, as applicable.

(c)	Non-income producing security.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(h)   Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 ACKtivist Distribution ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (4.1)%(a)(b)	Amount	Contracts	Value
Call Options - (3.4)%
Alphabet, Inc. - Class C, Expiration: 8/21/2026; Exercise Price: $365.00	$(249,655)	(7)	$(5,267)
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $265.00	(7,414,134)	(273)	(337,838)
Brookfield Corp., Expiration: 8/21/2026; Exercise Price: $46.00	(6,685,716)	(1,572)	(58,950)
Brookfield Corp., Expiration: 8/21/2026; Exercise Price: $43.00	(127,590)	(30)	(2,850)
Howard Hughes Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $75.00	(3,656,224)	(572)	(5,720)
Howard Hughes Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $70.00	(38,352)	(6)	(210)
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $565.00	(4,175,325)	(75)	(132,750)
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $550.00	(55,671)	(1)	(2,457)
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $470.00	(46,472)	(1)	(1,113)
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $415.00	(6,784,912)	(146)	(770,515)
Restaurant Brands International, Inc., Expiration: 8/21/2026; Exercise Price: $77.50	(4,922,330)	(665)	(66,500)
Uber Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $75.00	(6,114,284)	(869)	(133,826)
Total Call Options			(1,517,996)

Put Options - (0.7)%
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $230.01	(7,414,134)	(273)	(11,466)
Brookfield Corp., Expiration: 8/21/2026; Exercise Price: $42.01	(6,813,306)	(1,602)	(151,549)
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $390.01	(6,831,384)	(147)	(11,282)
Uber Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $67.51	(6,114,284)	(869)	(160,757)
Total Put Options			(335,054)

TOTAL WRITTEN OPTIONS (Premiums received $2,299,100)			$(1,853,050)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 DRUKMacro Distribution ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 56.1%	Shares	Value
Consumer Discretionary Services - 1.8%
Restaurant Brands International, Inc.(a)	3,976	$294,304

Financial Services - 1.5%
Figure Technology Solutions, Inc. - Class A(b)	10,377	258,491

Health Care - 20.1%
Caris Life Sciences, Inc.(b)	19,900	311,833
Insmed, Inc.(a)(b)	12,744	1,256,558
Natera, Inc.(a)(b)	73	19,547
NewAmsterdam Pharma Co. N.V.(a)(b)	21,490	597,207
Option Care Health, Inc.(b)	22,568	519,741
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	19,026	666,100
		3,370,986

Industrial Products - 0.2%
Woodward, Inc.(a)	96	34,632

Materials - 4.6%
Alcoa Corp.(a)	9,795	443,322
CRH PLC	3,509	333,390
		776,712
Media - 4.5%
Roku, Inc. - Class A(b)	5,165	748,977

Oil & Gas - 0.0%(c)
YPF SA - Class D, ADR(a)(b)	134	7,040

Retail & Wholesale - Discretionary - 5.1%
Amazon.com, Inc.(a)(b)	1,446	392,705
Coupang, Inc. - Class A(a)(b)	27,834	455,086
Sea Ltd. - Class A, ADR(a)(b)	84	8,966
		856,757
Retail & Wholesale - Staples - 4.7%
BBB Foods, Inc. - Class A(a)(b)	18,857	779,360

Tech Hardware & Semiconductors - 13.6%
Broadcom, Inc.(a)	1,299	505,674
STMicroelectronics NV	10,836	567,698
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	2,963	1,197,793
		2,271,165

TOTAL COMMON STOCKS (Cost $10,209,361)		9,398,424

The accompanying notes are an integral part of these financial statements.

PURCHASED OPTIONS - 4.6%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 4.5%
Alcoa Corp., Expiration: 8/21/2026; Exercise Price: $55.00	$429,970	95	$1,615
Alcoa Corp., Expiration: 8/21/2026; Exercise Price: $49.50	9,052	2	176
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $275.00	380,212	14	9,870
BBB Foods, Inc., Expiration: 8/21/2026; Exercise Price: $50.00	777,004	188	2,350
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $410.00	467,136	12	11,670
Caris Life Sciences, Inc., Expiration: 8/21/2026; Exercise Price: $22.50	302,431	193	10,132
Coupang, Inc., Expiration: 8/21/2026; Exercise Price: $19.00	454,530	278	8,201
CRH PLC, Expiration: 8/21/2026; Exercise Price: $110.00	323,034	34	1,870
CRH PLC, Expiration: 8/21/2026; Exercise Price: $102.00	9,501	1	98
Figure Technology Solutions, Inc., Expiration: 8/21/2026; Exercise Price: $37.50	249,100	100	2,500
Figure Technology Solutions, Inc., Expiration: 8/21/2026; Exercise Price: $30.00	7,473	3	255
Insmed, Inc., Expiration: 8/21/2026; Exercise Price: $125.00	1,212,780	123	8,918
Insmed, Inc., Expiration: 8/21/2026; Exercise Price: $115.00	39,440	4	900
Natera, Inc., Expiration: 8/21/2026; Exercise Price: $320.00	4,525,144	169	44,362
Natera, Inc., Expiration: 8/21/2026; Exercise Price: $290.00	133,880	5	4,075
Natera, Inc., Expiration: 8/21/2026; Exercise Price: $260.00	4,659,024	174	363,660
NewAmsterdam Pharma Co. N.V., Expiration: 8/21/2026; Exercise Price: $45.00	578,032	208	27,040
NewAmsterdam Pharma Co. N.V., Expiration: 8/21/2026; Exercise Price: $35.00	16,674	6	960
Option Care Health, Inc., Expiration: 8/21/2026; Exercise Price: $27.50	518,175	225	5,625
Restaurant Brands International, Inc., Expiration: 8/21/2026; Exercise Price: $82.50	288,678	39	1,268
Roku, Inc., Expiration: 8/21/2026; Exercise Price: $150.00	739,551	51	6,120
Sea Ltd., Expiration: 8/21/2026; Exercise Price: $120.00	885,942	83	26,975
Sea Ltd., Expiration: 8/21/2026; Exercise Price: $104.00	885,942	83	75,115
STMicroelectronics NV, Expiration: 8/21/2026; Exercise Price: $56.00	565,812	108	24,570
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/21/2026; Exercise Price: $460.00	1,172,325	29	8,729
Teva Pharmaceutical Industries Ltd., Expiration: 8/21/2026; Exercise Price: $36.00	665,190	190	15,105
Woodward, Inc., Expiration: 8/21/2026; Exercise Price: $440.00	685,425	19	2,375
Woodward, Inc., Expiration: 8/21/2026; Exercise Price: $410.00	685,425	19	3,087
YPF SA, Expiration: 8/21/2026; Exercise Price: $50.00	1,134,864	216	78,840
Total Call Options			746,461

Put Options - 0.1%
YPF SA, Expiration: 8/21/2026; Exercise Price: $47.00	1,140,118	217	14,647

TOTAL PURCHASED OPTIONS (Cost $1,063,231)			761,108

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 38.7%
Money Market Funds - 38.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)(h)	6,493,117	$6,493,117

TOTAL SHORT-TERM INVESTMENTS (Cost $6,493,117)		6,493,117

TOTAL INVESTMENTS - 99.4% (Cost $17,765,709)		$16,652,649
Other Assets in Excess of Liabilities - 0.6%		104,105
TOTAL NET ASSETS - 100.0%		$16,756,754

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	All or a portion of this security has been pledged as collateral for written options. As of July 31, 2026, the total value of securities pledged as collateral is $3,383,373.
(b)	Non-income producing security.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 DRUKMacro Distribution ETF

Schedule of Written Options Contracts

July 31, 2026

WRITTEN OPTIONS - (4.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.3)%
Alcoa Corp., Expiration: 8/21/2026; Exercise Price: $50.00	$(429,970)	(95)	$(6,745)
Alcoa Corp., Expiration: 8/21/2026; Exercise Price: $47.00	(9,052)	(2)	(303)
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $260.00	(380,212)	(14)	(21,945)
BBB Foods, Inc., Expiration: 8/21/2026; Exercise Price: $45.00	(777,004)	(188)	(14,100)
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $390.00	(467,136)	(12)	(21,510)
Caris Life Sciences, Inc., Expiration: 8/21/2026; Exercise Price: $20.00	(311,833)	(199)	(3,482)
Coupang, Inc., Expiration: 8/21/2026; Exercise Price: $18.00	(454,530)	(278)	(14,734)
CRH PLC, Expiration: 8/21/2026; Exercise Price: $105.00	(323,034)	(34)	(3,315)
CRH PLC, Expiration: 8/21/2026; Exercise Price: $98.00	(9,501)	(1)	(210)
Figure Technology Solutions, Inc., Expiration: 8/21/2026; Exercise Price: $35.00	(249,100)	(100)	(2,750)
Figure Technology Solutions, Inc., Expiration: 8/21/2026; Exercise Price: $28.50	(7,473)	(3)	(390)
Insmed, Inc., Expiration: 8/21/2026; Exercise Price: $120.00	(1,212,780)	(123)	(17,220)
Insmed, Inc., Expiration: 8/21/2026; Exercise Price: $110.00	(39,440)	(4)	(1,320)
Natera, Inc., Expiration: 8/21/2026; Exercise Price: $300.00	(4,525,144)	(169)	(96,330)
Natera, Inc., Expiration: 8/21/2026; Exercise Price: $280.00	(133,880)	(5)	(5,725)
NewAmsterdam Pharma Co. N.V., Expiration: 8/21/2026; Exercise Price: $40.00	(578,032)	(208)	(33,280)
NewAmsterdam Pharma Co. N.V., Expiration: 8/21/2026; Exercise Price: $30.00	(16,674)	(6)	(1,410)
Option Care Health, Inc., Expiration: 8/21/2026; Exercise Price: $25.00	(518,175)	(225)	(3,937)
Restaurant Brands International, Inc., Expiration: 8/21/2026; Exercise Price: $77.50	(288,678)	(39)	(3,900)
Roku, Inc., Expiration: 8/21/2026; Exercise Price: $145.00	(739,551)	(51)	(16,703)
Sea Ltd., Expiration: 8/21/2026; Exercise Price: $115.00	(885,942)	(83)	(41,915)
STMicroelectronics NV, Expiration: 8/21/2026; Exercise Price: $55.00	(565,812)	(108)	(28,350)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/21/2026; Exercise Price: $440.00	(1,172,325)	(29)	(18,342)
Teva Pharmaceutical Industries Ltd., Expiration: 8/21/2026; Exercise Price: $34.00	(665,190)	(190)	(35,910)
Woodward, Inc., Expiration: 8/21/2026; Exercise Price: $420.00	(685,425)	(19)	(2,803)
Total Call Options			(396,629)

Put Options - (2.5)%
Natera, Inc., Expiration: 8/21/2026; Exercise Price: $260.01	(4,659,024)	(174)	(218,488)
Sea Ltd., Expiration: 8/21/2026; Exercise Price: $104.01	(885,942)	(83)	(51,650)
Woodward, Inc., Expiration: 8/21/2026; Exercise Price: $410.01	(685,425)	(19)	(95,598)
YPF SA, Expiration: 8/21/2026; Exercise Price: $50.01	(1,134,864)	(216)	(25,929)
YPF SA, Expiration: 8/21/2026; Exercise Price: $49.00	(1,140,118)	(217)	(22,243)
Total Put Options			(413,908)
TOTAL WRITTEN OPTIONS (Premiums received $1,260,004)			$(810,537)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 Berkshire Select Income ETF

 Schedule of Investments

 July 31, 2026

COMMON STOCKS - 100.0%	Shares	Value
Banking - 4.9%
Bank of America Corp.(a)	773,785	$47,935,981

Consumer Staple Products - 9.3%
Coca-Cola Co.(a)	529,133	46,346,759
Kraft Heinz Co.(a)	1,761,346	45,530,794
		91,877,553

Financial Services - 18.6%
Ally Financial, Inc.	876,366	37,972,939
American Express Co.(a)	167,125	56,195,781
Capital One Financial Corp.(a)	213,035	44,526,445
Moody's Corp.(a)	95,151	45,518,336
		184,213,501

Health Care - 5.2%
DaVita, Inc.(a)(b)	214,452	51,487,781

Industrial Services - 5.3%
Delta Air Lines, Inc.	595,486	52,069,296

Insurance - 14.8%
Berkshire Hathaway, Inc. - Class B(a)(b)	196,105	100,315,551
Chubb Ltd.(a)	132,657	46,520,157
		146,835,708

Media - 22.6%
Alphabet, Inc. - Class A	104,814	37,327,410
Alphabet, Inc. - Class C	98,508	35,132,878
Liberty Live Holdings, Inc. - Class C(b)	290,504	28,643,694
New York Times Co. - Class A	454,141	34,010,619
Sirius XM Holdings, Inc.(a)	1,573,080	46,594,630
VeriSign, Inc.(a)	145,428	42,177,029
		223,886,260

Oil & Gas - 8.7%
Chevron Corp.(a)	226,521	44,586,128
Occidental Petroleum Corp.(a)	728,139	41,554,893
		86,141,021

Retail & Wholesale - Staples - 3.8%
Kroger Co.(a)	655,307	37,837,426

Tech Hardware & Semiconductors - 6.8%
Apple, Inc.(a)	218,710	67,561,707

TOTAL COMMON STOCKS (Cost $880,292,142)		989,846,234

The accompanying notes are an integral part of these financial statements.

PURCHASED OPTIONS - 0.6%(b)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.6%
Ally Financial, Inc., Expiration: 8/21/2026; Exercise Price: $50.00	$37,242,135	8,595	$42,975
Ally Financial, Inc., Expiration: 8/21/2026; Exercise Price: $48.00	727,944	168	1,680
Alphabet, Inc. - Class A, Expiration: 8/7/2026; Exercise Price: $365.00	37,322,424	1,048	332,740
Alphabet, Inc. - Class C, Expiration: 8/7/2026; Exercise Price: $365.00	35,130,025	985	320,125
American Express Co., Expiration: 8/7/2026; Exercise Price: $347.50	56,187,375	1,671	169,607
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $312.50	67,558,617	2,187	869,333
Bank of America Corp., Expiration: 8/7/2026; Exercise Price: $65.00	47,930,715	7,737	27,080
Berkshire Hathaway, Inc., Expiration: 8/7/2026; Exercise Price: $520.00	100,312,994	1,961	325,526
Capital One Financial Corp., Expiration: 8/7/2026; Exercise Price: $217.50	44,519,130	2,130	170,400
Chevron Corp., Expiration: 8/7/2026; Exercise Price: $202.50	44,581,995	2,265	263,872
Chubb Ltd., Expiration: 8/21/2026; Exercise Price: $380.00	1,367,652	39	3,022
Chubb Ltd., Expiration: 8/21/2026; Exercise Price: $375.00	45,132,516	1,287	138,352
Coca-Cola Co., Expiration: 8/7/2026; Exercise Price: $94.00	46,230,002	5,278	18,473
Coca-Cola Co., Expiration: 8/7/2026; Exercise Price: $89.00	113,867	13	631
DaVita, Inc., Expiration: 8/21/2026; Exercise Price: $260.00	51,475,296	2,144	1,243,520
Delta Air Lines, Inc., Expiration: 8/7/2026; Exercise Price: $93.00	52,061,776	5,954	205,413
Kraft Heinz Co., Expiration: 8/7/2026; Exercise Price: $29.00	45,227,160	17,496	192,456
Kraft Heinz Co., Expiration: 8/7/2026; Exercise Price: $27.50	302,445	117	1,872
Kroger Co., Expiration: 8/7/2026; Exercise Price: $63.00	37,109,498	6,427	38,562
Kroger Co., Expiration: 8/7/2026; Exercise Price: $60.00	727,524	126	2,268
Liberty Live Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $110.00	28,643,300	2,905	108,938
Moody's Corp., Expiration: 8/21/2026; Exercise Price: $540.00	45,493,938	951	49,927
New York Times Co., Expiration: 8/21/2026; Exercise Price: $82.50	34,007,549	4,541	499,510
Occidental Petroleum Corp., Expiration: 8/7/2026; Exercise Price: $62.00	41,552,667	7,281	211,149
Sirius XM Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $31.50	46,592,260	15,730	157,300
VeriSign, Inc., Expiration: 8/21/2026; Exercise Price: $310.00	41,472,860	1,430	461,175
VeriSign, Inc., Expiration: 8/21/2026; Exercise Price: $300.00	696,048	24	13,680
Total Call Options			5,869,586

TOTAL PURCHASED OPTIONS (Cost $7,507,183)			5,869,586

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)	10,358,398	10,358,398

TOTAL SHORT-TERM INVESTMENTS (Cost $10,358,398)		10,358,398

TOTAL INVESTMENTS - 101.6% (Cost $898,157,723)		$1,006,074,218
Liabilities in Excess of Other Assets - (1.6)%		(15,970,332)
TOTAL NET ASSETS - 100.0%		$990,103,886

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. As of July 31, 2026, the total value of securities pledged as collateral is $243,054,330.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 Berkshire Select Income ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (1.2)%(a)(b)	Amount	Contracts	Value
Call Options - (1.2)%
Ally Financial, Inc., Expiration: 8/21/2026; Exercise Price: $47.00	$(37,242,135)	(8,595)	$(171,900)
Ally Financial, Inc., Expiration: 8/21/2026; Exercise Price: $45.00	(727,944)	(168)	(7,980)
Alphabet, Inc. - Class A, Expiration: 8/7/2026; Exercise Price: $357.50	(37,322,424)	(1,048)	(626,180)
Alphabet, Inc. - Class C, Expiration: 8/7/2026; Exercise Price: $357.50	(35,130,025)	(985)	(603,313)
American Express Co., Expiration: 8/7/2026; Exercise Price: $342.50	(56,187,375)	(1,671)	(371,798)
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $307.50	(67,558,617)	(2,187)	(1,454,355)
Bank of America Corp., Expiration: 8/7/2026; Exercise Price: $63.00	(47,930,715)	(7,737)	(208,899)

Berkshire Hathaway, Inc., Expiration: 8/7/2026; Exercise Price: $512.50	(100,312,994)	(1,961)	(829,503)
Capital One Financial Corp., Expiration: 8/7/2026; Exercise Price: $212.50	(44,519,130)	(2,130)	(473,925)
Chevron Corp., Expiration: 8/7/2026; Exercise Price: $197.50	(44,581,995)	(2,265)	(644,392)
Chubb Ltd., Expiration: 8/21/2026; Exercise Price: $360.00	(1,367,652)	(39)	(14,625)
Chubb Ltd., Expiration: 8/21/2026; Exercise Price: $355.00	(45,132,516)	(1,287)	(727,155)
Coca-Cola Co., Expiration: 8/7/2026; Exercise Price: $92.00	(46,230,002)	(5,278)	(36,946)
Coca-Cola Co., Expiration: 8/7/2026; Exercise Price: $88.00	(113,867)	(13)	(1,131)
DaVita, Inc., Expiration: 8/21/2026; Exercise Price: $250.00	(51,475,296)	(2,144)	(1,972,480)
Delta Air Lines, Inc., Expiration: 8/7/2026; Exercise Price: $91.00	(52,061,776)	(5,954)	(378,079)
Kraft Heinz Co., Expiration: 8/7/2026; Exercise Price: $28.50	(45,227,160)	(17,496)	(166,212)
Kraft Heinz Co., Expiration: 8/7/2026; Exercise Price: $27.00	(302,445)	(117)	(2,983)
Kroger Co., Expiration: 8/7/2026; Exercise Price: $62.00	(37,109,498)	(6,427)	(57,843)
Kroger Co., Expiration: 8/7/2026; Exercise Price: $59.00	(727,524)	(126)	(5,040)
Liberty Live Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $105.00	(28,643,300)	(2,905)	(290,500)
Moody's Corp., Expiration: 8/21/2026; Exercise Price: $520.00	(45,493,938)	(951)	(104,610)
New York Times Co., Expiration: 8/21/2026; Exercise Price: $77.50	(34,007,549)	(4,541)	(1,078,488)
Occidental Petroleum Corp., Expiration: 8/7/2026; Exercise Price: $60.00	(41,552,667)	(7,281)	(429,579)
Sirius XM Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $31.00	(46,592,260)	(15,730)	(235,950)
VeriSign, Inc., Expiration: 8/21/2026; Exercise Price: $290.00	(41,472,860)	(1,430)	(1,372,800)
VeriSign, Inc., Expiration: 8/21/2026; Exercise Price: $280.00	(696,048)	(24)	(38,640)
Total Call Options			(12,305,306)

TOTAL WRITTEN OPTIONS (Premiums received $15,161,664)			$(12,305,306)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 USA Quality Income ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 99.9%	Shares	Value
Consumer Staple Products - 8.1%
Coca-Cola Co.(a)	10,517	$921,184
Procter & Gamble Co.(a)	5,621	812,178
		1,733,362

Financial Services - 8.9%
BlackRock, Inc.(a)	598	652,053
Mastercard, Inc. - Class A(a)	950	544,445
Visa, Inc. - Class A(a)	1,962	718,347
		1,914,845

Health Care - 10.7%
Abbott Laboratories(a)	4,919	519,938
Eli Lilly & Co.(a)	789	906,435
Johnson & Johnson(a)	2,326	596,270
Merck & Co., Inc.(a)	2,060	268,212
		2,290,855

Industrial Products - 10.0%
Caterpillar, Inc.(a)	1,301	1,060,068
GE Aerospace	1,874	674,771
Lockheed Martin Corp.(a)	711	414,328
		2,149,167

Insurance - 5.4%
Berkshire Hathaway, Inc. - Class B(a)(b)	2,246	1,148,919

Media - 11.5%
Alphabet, Inc. - Class A(a)	1,361	484,693
Alphabet, Inc. - Class C(a)	1,140	406,581
Meta Platforms, Inc. - Class A(a)	1,378	767,146
Netflix, Inc.(a)(b)	11,328	812,331
		2,470,751

Retail & Wholesale - Staples - 9.0%
Costco Wholesale Corp.(a)	1,055	1,004,244
Walmart, Inc.(a)	8,369	930,633
		1,934,877

Software & Tech Services - 9.5%
Adobe, Inc.(a)(b)	2,001	501,071
Fortinet, Inc.(a)(b)	1,881	304,628
Microsoft Corp.(a)	2,638	1,225,931
		2,031,630

Tech Hardware & Semiconductors - 26.8%(c)
Apple, Inc.(a)	3,816	1,178,801
Applied Materials, Inc.(a)	1,259	639,156
Broadcom, Inc.	2,818	1,096,991
KLA Corp.(a)	3,257	595,445
Lam Research Corp.(a)	2,582	756,578
NVIDIA Corp.(a)	5,575	1,119,181
QUALCOMM, Inc.(a)	2,353	347,327
		5,733,479

TOTAL COMMON STOCKS (Cost $20,139,496)		21,407,885

The accompanying notes are an integral part of these financial statements.

PURCHASED OPTIONS - 0.8%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.8%
Abbott Laboratories, Expiration: 8/7/2026; Exercise Price: $109.00	$517,930	49	$2,940
Adobe, Inc., Expiration: 8/7/2026; Exercise Price: $270.00	500,820	20	3,060
Alphabet, Inc. - Class A, Expiration: 8/7/2026; Exercise Price: $365.00	462,969	13	4,128
Alphabet, Inc. - Class C, Expiration: 8/7/2026; Exercise Price: $365.00	392,315	11	3,575
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $312.50	1,173,858	38	15,105
Applied Materials, Inc., Expiration: 8/7/2026; Exercise Price: $570.00	609,204	12	7,710
Berkshire Hathaway, Inc., Expiration: 8/7/2026; Exercise Price: $520.00	1,125,388	22	3,652
BlackRock, Inc., Expiration: 8/7/2026; Exercise Price: $1,135.00	545,195	5	1,862
Broadcom, Inc., Expiration: 8/7/2026; Exercise Price: $425.00	1,089,984	28	3,626
Caterpillar, Inc., Expiration: 8/7/2026; Exercise Price: $870.00	1,059,253	13	13,650
Coca-Cola Co., Expiration: 8/7/2026; Exercise Price: $94.00	919,695	105	368
Costco Wholesale Corp., Expiration: 8/7/2026; Exercise Price: $1,035.00	951,890	10	405
Eli Lilly & Co., Expiration: 8/7/2026; Exercise Price: $1,255.00	804,188	7	6,370
Fortinet, Inc., Expiration: 8/7/2026; Exercise Price: $170.00	291,510	18	3,069
GE Aerospace, Expiration: 8/7/2026; Exercise Price: $377.50	648,126	18	1,737
Johnson & Johnson, Expiration: 8/7/2026; Exercise Price: $265.00	589,605	23	1,725
KLA Corp., Expiration: 8/21/2026; Exercise Price: $190.00	585,024	32	36,960
Lam Research Corp., Expiration: 8/7/2026; Exercise Price: $325.00	732,550	25	11,938
Lockheed Martin Corp., Expiration: 8/7/2026; Exercise Price: $595.00	407,918	7	2,835
Mastercard, Inc., Expiration: 8/7/2026; Exercise Price: $597.50	515,790	9	1,395
Merck & Co., Inc., Expiration: 8/7/2026; Exercise Price: $136.00	260,400	20	2,880
Meta Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $570.00	723,723	13	9,230
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $482.50	1,208,272	26	6,279
Netflix, Inc., Expiration: 8/7/2026; Exercise Price: $76.00	810,323	113	2,881
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $207.50	1,104,125	55	9,763
Procter & Gamble Co., Expiration: 8/7/2026; Exercise Price: $147.00	809,144	56	5,348
QUALCOMM, Inc., Expiration: 8/14/2026; Exercise Price: $162.50	339,503	23	4,347
Visa, Inc., Expiration: 8/7/2026; Exercise Price: $380.00	695,647	19	1,377
Walmart, Inc., Expiration: 8/7/2026; Exercise Price: $115.00	922,960	83	3,527
Total Call Options			171,742

TOTAL PURCHASED OPTIONS (Cost $175,099)			171,742

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.7%

Money Market Funds - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)	159,753	$159,753

TOTAL SHORT-TERM INVESTMENTS (Cost $159,753)		159,753

TOTAL INVESTMENTS - 101.4% (Cost $20,474,348)		$21,739,380
Liabilities in Excess of Other Assets - (1.4)%		(291,493)
TOTAL NET ASSETS - 100.0%		$21,447,887

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. As of July 31, 2026, the total value of securities pledged as collateral is $4,604,235.

(b)	Non-income producing security.

(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 USA Quality Income ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (1.3)%(a)(b)	Amount	Contracts	Value
Call Options - (1.3)%
Abbott Laboratories, Expiration: 8/7/2026; Exercise Price: $107.00	$(517,930)	(49)	$(5,635)
Adobe, Inc., Expiration: 8/7/2026; Exercise Price: $265.00	(500,820)	(20)	(4,550)
Alphabet, Inc. - Class A, Expiration: 8/7/2026; Exercise Price: $357.50	(462,969)	(13)	(7,767)
Alphabet, Inc. - Class C, Expiration: 8/7/2026; Exercise Price: $357.50	(392,315)	(11)	(6,737)
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $307.50	(1,173,858)	(38)	(25,270)
Applied Materials, Inc., Expiration: 8/7/2026; Exercise Price: $560.00	(609,204)	(12)	(9,900)
Berkshire Hathaway, Inc., Expiration: 8/7/2026; Exercise Price: $512.50	(1,125,388)	(22)	(9,306)
BlackRock, Inc., Expiration: 8/7/2026; Exercise Price: $1,110.00	(545,195)	(5)	(4,525)
Broadcom, Inc., Expiration: 8/7/2026; Exercise Price: $410.00	(1,089,984)	(28)	(10,150)
Caterpillar, Inc., Expiration: 8/7/2026; Exercise Price: $855.00	(1,059,253)	(13)	(19,045)
Coca-Cola Co., Expiration: 8/7/2026; Exercise Price: $92.00	(919,695)	(105)	(735)
Costco Wholesale Corp., Expiration: 8/7/2026; Exercise Price: $1,010.00	(951,890)	(10)	(755)
Eli Lilly & Co., Expiration: 8/7/2026; Exercise Price: $1,230.00	(804,188)	(7)	(9,310)
Fortinet, Inc., Expiration: 8/7/2026; Exercise Price: $165.00	(291,510)	(18)	(6,030)
GE Aerospace, Expiration: 8/7/2026; Exercise Price: $370.00	(648,126)	(18)	(4,860)
Johnson & Johnson, Expiration: 8/7/2026; Exercise Price: $260.00	(589,605)	(23)	(4,612)
KLA Corp., Expiration: 8/21/2026; Exercise Price: $185.00	(585,024)	(32)	(43,200)
Lam Research Corp., Expiration: 8/7/2026; Exercise Price: $320.00	(732,550)	(25)	(15,500)
Lockheed Martin Corp., Expiration: 8/7/2026; Exercise Price: $585.00	(407,918)	(7)	(5,600)
Mastercard, Inc., Expiration: 8/7/2026; Exercise Price: $590.00	(515,790)	(9)	(2,250)
Merck & Co., Inc., Expiration: 8/7/2026; Exercise Price: $133.00	(260,400)	(20)	(4,130)
Meta Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $557.50	(723,723)	(13)	(15,665)
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $472.50	(1,208,272)	(26)	(13,260)
Netflix, Inc., Expiration: 8/7/2026; Exercise Price: $74.00	(810,323)	(113)	(6,667)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $202.50	(1,104,125)	(55)	(19,663)
Procter & Gamble Co., Expiration: 8/7/2026; Exercise Price: $145.00	(809,144)	(56)	(9,996)
QUALCOMM, Inc., Expiration: 8/14/2026; Exercise Price: $157.50	(339,503)	(23)	(6,682)
Visa, Inc., Expiration: 8/7/2026; Exercise Price: $372.50	(695,647)	(19)	(4,237)
Walmart, Inc., Expiration: 8/7/2026; Exercise Price: $113.00	(922,960)	(83)	(7,304)
Total Call Options			(283,341)

TOTAL WRITTEN OPTIONS (Premiums received $278,174)			$(283,341)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026

	VistaShares Target 15 ACKtivist Distribution ETF	VistaShares Target 15 DRUKMacro Distribution ETF	VistaShares Target 15 Berkshire Select Income ETF	VistaShares Target 15 USA Quality Income ETF
ASSETS:
Investments, at value (cost $45,939,546, $17,765,709, $898,157,723, and $20,474,348) (Note 2)	$45,978,464	$16,652,649	$1,006,074,218	$21,739,380
Deposit at broker for option contracts	834,977	923,616	–	–
Receivable for fund shares sold	–	–	2,351,587	–
Dividend tax reclaim receivable	12,371	243	–	–
Interest receivable	9,699	2,780	18,995	504
Dividends receivable	–	–	414,444	13,575
Cash	–	1,266	65,670	–
Total assets	46,835,511	17,580,554	1,008,924,914	21,753,459

LIABILITIES:
Written option contracts, premiums received ($2,299,100, $1,260,004, $15,161,664, and $278,174)	1,853,050	810,537	12,305,306	283,341
Due to broker	–	–	3,419,851	5,763
Payable for investments purchased	–	–	2,332,681	–
Payable to adviser (Note 4)	35,867	13,263	763,012	16,468
Interest payable	–	–	178	–
Total liabilities	1,888,917	823,800	18,821,028	305,572
NET ASSETS	$44,946,594	$16,756,754	$990,103,886	$21,447,887

NET ASSETS CONSISTS OF:
Paid-in capital	$48,533,803	$18,453,340	$948,911,778	$21,612,485
Total distributable earnings/(accumulated losses)	(3,587,209)	(1,696,586)	41,192,108	(164,598)
Total Net Assets	$44,946,594	$16,756,754	$990,103,886	$21,447,887

Net assets	$44,946,594	$16,756,754	$990,103,886	$21,447,887
Shares issued and outstanding(a)	2,550,000	850,000	52,750,000	1,200,000
Net asset value per share	$17.63	$19.71	$18.77	$17.87

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Periods Ended July 31, 2026

	VistaShares Target 15 ACKtivist Distribution ETF(a)	VistaShares Target 15 DRUKMacro Distribution ETF(b)	VistaShares Target 15 Berkshire Select Income ETF(c)	VistaShares Target 15 USA Quality Income ETF(c)
INVESTMENT INCOME:
Dividend income	$219,976	$27,525	$4,929,178	$72,610
Interest income	67,713	10,384	81,324	2,386
Less: Dividend withholding taxes	(36,895)	(3,659)	–	–
Total investment income	250,794	34,250	5,010,502	74,996

EXPENSES:
Investment advisory fee (Note 4)	372,873	103,324	3,140,789	74,132
Interest expense	2,624	357	–	62
Total expenses	375,497	103,681	3,140,789	74,194
NET INVESTMENT INCOME (LOSS)	(124,703)	(69,431)	1,869,713	802

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,404,117)	(1,247,801)	266,936	(9,668)
In-kind redemptions	103,472	1,467,421	23,655,860	42,212
Written option contracts	1,405,004	307,885	(35,636,298)	(133,558)
Net realized gain (loss)	(895,641)	527,505	(11,713,502)	(101,014)
Net change in unrealized appreciation (depreciation) on:
Investments	38,918	(1,113,060)	74,078,218	870,162
Written option contracts	446,050	449,467	4,217,859	4,165
Net change in unrealized appreciation (depreciation)	484,968	(663,593)	78,296,077	874,327
Net realized and unrealized gain (loss)	(410,673)	(136,088)	66,582,575	773,313
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(535,376)	$(205,519)	$68,452,288	$774,115

(a)	Inception date of the Fund was September 8, 2025.

(b)	Inception date of the Fund was October 7, 2025.

(c)	The Fund changed its fiscal year end from February 28 to July 31 effective as of the close of business on March 19, 2026. The information presented is from March 1, 2026 to July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	VistaShares Target 15 ACKtivist Distribution ETF	VistaShares Target 15 DRUKMacro Distribution ETF
	Period Ended July 31, 2026(a)	Period Ended July 31, 2026(b)
OPERATIONS:
Net investment income (loss)	$(124,703)	$(69,431)
Net realized gain (loss)	(895,641)	527,505
Net change in unrealized appreciation (depreciation)	484,968	(663,593)
Net increase (decrease) in net assets resulting from operations	(535,376)	(205,519)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,971,274)	(37,782)
From return of capital	(3,226,516)	(1,681,316)
Total distributions to shareholders	(6,197,790)	(1,719,098)

CAPITAL TRANSACTIONS:
Subscriptions	60,495,835	30,255,610
Redemptions	(8,836,025)	(11,578,467)
ETF transaction fees (Note 8)	19,950	4,228
Net increase (decrease) in net assets from capital transactions	51,679,760	18,681,371

NET INCREASE (DECREASE) IN NET ASSETS	44,946,594	16,756,754

NET ASSETS:
Beginning of the period	–	–
End of the period	$44,946,594	$16,756,754

SHARES TRANSACTIONS
Subscriptions	3,025,000	1,425,000
Redemptions	(475,000)	(575,000)
Total increase (decrease) in shares outstanding	2,550,000	850,000

(a)	Inception date of the Fund was September 8, 2025.

(b)	Inception date of the Fund was October 7, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	VistaShares Target 15 Berkshire Select Income ETF		VistaShares Target 15 USA Quality Income ETF
	Period Ended July 31, 2026(a)	Period Ended February 28, 2026(b)	Period Ended July 31, 2026(a)	Period Ended February 28, 2026(c)
OPERATIONS:
Net investment income (loss)	$1,869,713	$2,639,401	$802	$39,258
Net realized gain (loss)	(11,713,502)	451,363	(101,014)	(451,750)
Net change in unrealized appreciation (depreciation)	78,296,077	32,476,776	874,327	385,538
Net increase (decrease) in net assets resulting from operations	68,452,288	35,567,540	774,115	(26,954)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,805,421)	(34,989,236)	(114,120)	(686,090)
From return of capital	(49,483,311)	(31,565,538)	(1,070,001)	(1,283,222)
Total distributions to shareholders	(51,288,732)	(66,554,774)	(1,184,121)	(1,969,312)

CAPITAL TRANSACTIONS:
Subscriptions	427,530,161	755,763,956	4,560,329	22,958,682
Redemptions	(143,177,089)	(36,345,533)	(448,379)	(3,218,532)
ETF transaction fees (Note 8)	84,493	71,576	376	1,683
Net increase (decrease) in net assets from capital transactions	284,437,565	719,489,999	4,112,326	19,741,833

NET INCREASE (DECREASE) IN NET ASSETS	301,601,121	688,502,765	3,702,320	17,745,567

NET ASSETS:
Beginning of the period	688,502,765	–	17,745,567	–
End of the period	$990,103,886	$688,502,765	$21,447,887	$17,745,567

SHARES TRANSACTIONS
Subscriptions	22,875,000	39,450,000	250,000	1,150,000
Redemptions	(7,650,000)	(1,925,000)	(25,000)	(175,000)
Total increase (decrease) in shares outstanding	15,225,000	37,525,000	225,000	975,000

(a)	The Fund changed its fiscal year end from February 28 to July 31 effective as of the close of business on March 19, 2026. The information presented is from March 1, 2026 to July 31, 2026.

(b)	Inception date of the Fund was March 4, 2025.

(c)	Inception date of the Fund was May 5, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	VistaShares Target 15 ACKtivist Distribution ETF	VistaShares Target 15 DRUKMacro Distribution ETF	VistaShares Target 15 Berkshire Select Income ETF		VistaShares Target 15 USA Quality Income ETF
	Period Ended July 31, 2026(a)	Period Ended July 31, 2026(b)	Period Ended July 31, 2026(c)	Period Ended February 28, 2026(d)	Period Ended July 31, 2026(c)	Period Ended February 28, 2026(e)
PER SHARE DATA:

Net asset value, beginning of period	$20.00	$20.00	$18.35	$20.00	$18.20	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(f)	(0.05)	(0.11)	0.04	0.12	0.00(g)	0.05
Net realized and unrealized gain (loss)(h)	0.27	2.39	1.54	1.10	0.80	0.56
Total from investment operations	0.22	2.28	1.58	1.22	0.80	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(1.25)	(0.06)	(0.04)	(1.51)	(0.11)	(0.84)
Return of capital	(1.35)	(2.52)	(1.12)	(1.36)	(1.02)	(1.57)
Total distributions	(2.60)	(2.58)	(1.16)	(2.87)	(1.13)	(2.41)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.01	0.01	0.00(g)	0.00(g)	0.00(g)	0.00(g)
Net asset value, end of period	$17.63	$19.71	$18.77	$18.35	$17.87	$18.20
TOTAL RETURN(i)	1.17%	11.74%	8.91%	6.61%	4.56%	3.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,947	$16,757	$990,104	$688,503	$21,448	$17,746
Ratio of expenses to average net assets(j)	0.96%	0.95%	0.95%	0.98%	0.95%	0.97%
Ratio of interest expense to average net assets(j)	0.01%	0.00%(k)	–	0.03%	0.00%(k)	0.02%
Ratio of operational expenses to average net assets excluding interest expense on written options(j)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(j)	(0.32)%	(0.64)%	0.57%	0.63%	0.01%	0.32%
Portfolio turnover rate(i)(l)	360%	239%	22%	34%	4%	175%

(a)	Inception date of the Fund was September 8, 2025.

(b)	Inception date of the Fund was October 7, 2025.

(c)	The Fund changed its fiscal year end from February 28 to July 31 effective as of the close of business on March 19, 2026. The information presented is from March 1, 2026 to July 31, 2026.

(d)	Inception date of the Fund was March 4, 2025.

(e)	Inception date of the Fund was May 5, 2025.

(f)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(g)	Amount represents less than $0.005 per share.

(h)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(i)	Not annualized for periods less than one year.

(j)	Annualized for periods less than one year.

(k)	Amount represents less than 0.005%.

(l)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2026

NOTE 1 - ORGANIZATION

The VistaShares Target 15 ACKtivist Distribution ETF (the “ACKY ETF”), the VistaShares Target 15 DRUKMacro Distribution ETF (the “DRKY ETF”), the VistaShares Target 15 Berkshire Select Income ETF (the “OMAH ETF”), and the VistaShares Target 15 USA Quality Income ETF (the “QUSA ETF”) are each non-diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and VistaShares Advisors LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The VistaShares Target 15 ACKtivist Distribution ETF commenced operations on September 8, 2025, the VistaShares Target 15 DRUKMacro Distribution ETF commenced operations on October 7, 2025, the VistaShares Target 15 Berkshire Select Income ETF commenced operations on March 4, 2025, and the VistaShares Target 15 USA Quality Income ETF commenced operations on May 5, 2025. VistaShares Target 15 Berkshire Select Income ETF and VistaShares Target 15 USA Quality Income ETF changed their fiscal year ends from February 28 to July 31 effective as of the close of business on March 19, 2026.

The primary investment objective of each Fund is to seek income. The secondary investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Notes to Financial Statements

July 31, 2026

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2026:

ACKY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,627,303	$–	$–	$13,627,303
Investment Companies	4,298,362	–	–	4,298,362
Purchased Options	–	4,007,043	–	4,007,043
Money Market Funds	24,045,756	–	–	24,045,756
Total Investments	$41,971,421	$4,007,043	$–	$45,978,464
Liabilities:
Investments:
Written Options	$–	$(1,853,050)	$–	$(1,853,050)
Total Investments	$–	$(1,853,050)	$–	$(1,853,050)

Notes to Financial Statements

July 31, 2026

DRKY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$9,398,424	$–	$–	$9,398,424
Purchased Options	–	761,108	–	761,108
Money Market Funds	6,493,117	–	–	6,493,117
Total Investments	$15,891,541	$761,108	$–	$16,652,649
Liabilities:
Investments:
Written Options	$–	$(810,537)	$–	$(810,537)
Total Investments	$–	$(810,537)	$–	$(810,537)

OMAH ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$989,846,234	$–	$–	$989,846,234
Purchased Options	–	5,869,586	–	5,869,586
Money Market Funds	10,358,398	–	–	10,358,398
Total Investments	$1,000,204,632	$5,869,586	$–	$1,006,074,218
Liabilities:
Investments:
Written Options	$–	$(12,305,306)	$–	$(12,305,306)
Total Investments	$–	$(12,305,306)	$–	$(12,305,306)

QUSA ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$21,407,885	$–	$–	$21,407,885
Purchased Options	–	171,742	–	171,742
Money Market Funds	159,753	–	–	159,753
Total Investments	$21,567,638	$171,742	$–	$21,739,380
Liabilities:
Investments:
Written Options	$–	$(283,341)	$–	$(283,341)
Total Investments	$–	$(283,341)	$–	$(283,341)

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements

July 31, 2026

Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

Notes to Financial Statements

July 31, 2026

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Notes to Financial Statements

July 31, 2026

For the periods ended July 31, 2026, the Funds’ monthly average notional amounts are described below:

Fund	Average Notional Amount
ACKY ETF

Purchased Options	$51,872,603
Written Options	(48,279,492)
DRKY ETF

Purchased Options	15,819,847
Written Options	(15,392,997)
OMAH ETF

Purchased Options	847,019,321
Written Options	(847,354,211)
QUSA ETF

Purchased Options	$19,120,090
Written Options	(19,120,090)

Notes to Financial Statements

July 31, 2026

Statements of Assets and Liabilities

Fair value of derivative instruments as of July 31, 2026:

		Asset Derivatives as of July 31, 2026		Liability Derivatives as of July 31, 2026
Fund	Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
ACKY ETF
	Equity Contracts:
	Purchased Options	Investments, at value	$4,007,043	None	$–
	Written Options	None	$–	Written option contracts, premiums received	$1,853,050
DRKY ETF
	Equity Contracts:
	Purchased Options	Investments, at value	$761,108	None	$–
	Written Options	None	$–	Written option contracts, premiums received	$810,537
OMAH ETF
	Equity Contracts:
	Purchased Options	Investments, at value	$5,869,586	None	$–
	Written Options	None	$–	Written option contracts, premiums received	$12,305,306
QUSA ETF
	Equity Contracts:
	Purchased Options	Investments, at value	$171,742	None	$–
	Written Options	None	$–	Written option contracts, premiums received	$283,341

Notes to Financial Statements

July 31, 2026

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended July 31, 2026:

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
ACKY ETF	Equity Contracts:
	Purchased Options	Net realized loss from Investments	$(1,567,612)	$1,996,747
	Written Options	Net realized gain from Written option contracts	$1,405,004	$446,050
DRKY ETF	Equity Contracts:
	Purchased Options	Net realized loss from Investments	$(414,191)	$(302,123)
	Written Options	Net realized gain from Written option contracts	$307,885	$449,467
OMAH ETF	Equity Contracts:
	Purchased Options	Net realized gain from Investments	$13,462,620	$(2,217,974)
	Written Options	Net realized loss from Written option contracts	$(35,636,298)	$4,217,859
QUSA ETF	Equity Contracts:
	Purchased Options	Net realized loss from Investments	$(54,934)	$2,272
	Written Options	Net realized loss from Written option contracts	$(133,558)	$4,165

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Notes to Financial Statements

July 31, 2026

Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Notes to Financial Statements

July 31, 2026

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind. For the periods ended July 31, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
ACKY ETF	$80,559	$(80,559)
DRKY ETF	1,453,285	(1,453,285)
OMAH ETF	21,973,179	(21,973,179)
QUSA ETF	33,330	(33,330)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Berkshire Hathaway Management Change (OMAH ETF Only). The share price of Berkshire Hathaway’s stock (including BRK.B) has been significantly affected by the leadership and public profile of Warren E. Buffett, who has long shaped Berkshire Hathaway’s strategy and image. Mr. Buffett stepped down as CEO on January 1, 2026, with Greg Abel succeeding him. While the succession plan offers continuity, Mr. Buffett’s continued role as Chairman and any changes in his involvement may impact investor sentiment and lead to increased volatility. The market’s perception of Mr. Abel’s leadership and potential strategic shifts could also introduce uncertainty and materially affect the Fund’s performance.

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Funds enter into derivative contracts that are exchange-traded, the Funds are subject to the counterparty risk associated with the Funds’ clearing broker or clearinghouse. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, they will be more susceptible to the credit risks associated with those counterparties.

Notes to Financial Statements

July 31, 2026

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Funds use derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Funds from achieving their investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international political developments, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Funds in particular, the value of the options contracts in which they invest are substantially influenced by the value of the relevant Underlying Securities. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as the Funds may continuously maintain indirect exposure to one or more of the Underlying Securities through the use of options contracts, as the options contracts they hold are exercised or expire they will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Funds may experience losses.

●	Swap Agreements (ACKY ETF and DRKY ETF Only). The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve their investment goals depends on the ability of the Adviser to structure such swap agreements in accordance with the Funds’ investment objectives and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Funds’ return.

The swap agreements in which the Funds invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security has a dramatic move that causes a material decline in the Funds’ net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund could be forced to invest directly in the underlying security at a potentially unfavorable time.

Notes to Financial Statements

July 31, 2026

Index/Strategy Risks (ACKY ETF Only). The Index’s holdings are derived from publicly available data, which may be delayed relative to the then-current portfolio of Pershing Square. Consequently, the Fund’s holdings, which are based on the Index, may not accurately reflect Pershing Square’s most recent publicly-disclosed investment positions and may deviate substantially from its actual current portfolio. The equity securities represented in the Index are subject to a range of risks, including, but not limited to, fluctuations in market conditions, increased competition, and evolving regulatory environments, all of which could adversely affect their performance. Moreover, while the Fund seeks to incorporate aspects of Pershing Square’s investment philosophy, past performance of the companies included in the Index does not guarantee future results. There is no assurance that these companies will deliver positive performance or generate long-term capital appreciation.

Index/Strategy Risks (DRKY ETF Only). The Index’s holdings are derived from publicly available data, which may be delayed relative to the then-current portfolio of Duquesne. Consequently, the Fund’s holdings, which are based on the Index, may not accurately reflect Duquesne’s most recent publicly-disclosed investment positions and may deviate substantially from its actual current portfolio. The equity securities represented in the Index are subject to a range of risks, including, but not limited to, fluctuations in market conditions, increased competition, and evolving regulatory environments, all of which could adversely affect their performance. Moreover, while the Fund seeks to incorporate aspects of Duquesne’s investment philosophy, past performance of the companies included in the Index does not guarantee future results. There is no assurance that these companies will deliver positive performance or generate long-term capital appreciation.

Quality Style Investing Risks (QUSA ETF Only). Securities included in the Fund’s Equity Strategy are deemed by VistaShares to be quality stocks, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience a decline in value, as well as increased leverage, resulting in lower than expected or negative returns to the Fund’s shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements

July 31, 2026

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
ACKY ETF	0.95%
DRKY ETF	0.95%
OMAH ETF	0.95%
QUSA ETF	0.95%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended July 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

Notes to Financial Statements

July 31, 2026

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

July 31, 2026

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended July 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
ACKY ETF	$126,272,220	$141,359,895
DRKY ETF	29,644,160	30,488,108
OMAH ETF	182,358,852	192,002,210
QUSA ETF	791,093	2,056,559

For the periods ended July 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the periods ended July 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
ACKY ETF	$44,572,189	$8,868,117
DRKY ETF	21,695,968	11,273,004
OMAH ETF	365,243,178	146,314,993
QUSA ETF	4,480,725	442,421

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended July 31, 2026 and the prior fiscal periods ended February 28, 2026 were as follows:

Distributions paid from:	July 31, 2026	February 28, 2026(a)
ACKY ETF
Ordinary Income	$2,971,274	$	N/A
Return of Capital	3,226,516		N/A
DRKY ETF
Ordinary Income	37,782		N/A
Return of Capital	1,681,316		N/A
OMAH ETF
Ordinary Income	1,805,421		34,989,236
Return of Capital	49,483,311		31,565,538
QUSA ETF
Ordinary Income	114,120		686,005
Return of Capital	1,070,001		1,283,222
Long-Term Capital Gains	–		85

(a)	OMAH ETF and QUSA ETF changed their fiscal year ends from February 28 to July 31 effective as of the close of business on March 19, 2026.

Notes to Financial Statements

July 31, 2026

As of the fiscal periods ended July 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	ACKY ETF	DRKY ETF	OMAH ETF	QUSA ETF
Cost of investments(a)	$47,396,405	$17,871,875	$930,946,344	$21,401,627
Gross tax unrealized appreciation	2,001,645	458,379	99,890,270	1,588,355
Gross tax unrealized depreciation	(3,419,586)	(1,677,605)	(24,762,396)	(1,250,602)
Net tax unrealized appreciation (depreciation)	(1,417,941)	(1,219,226)	75,127,874	337,753
Undistributed ordinary income (loss)	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–
Other accumulated gain (loss)	(2,169,268)	(477,360)	(33,935,766)	(502,351)
Total distributable earnings/(accumulated losses)	$(3,587,209)	$(1,696,586)	$41,192,108	$(164,598)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended July 31, 2026, the Funds had elected to defer the following post-October or late-year losses:

Fund	Post-October Losses	Late-Year Losses
ACKY ETF	$–	$115,000
DRKY ETF	798,517	66,404
OMAH ETF	–	–
QUSA ETF	–	–

As of July 31, 2026, OMAH had $7,762,817 short-term capital loss carryover, and $730,533 long-term capital loss carryover.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

July 31, 2026

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund currently invests a portion of its assets in First American Government Obligations Fund Institutional Class shares (“FGXXX”). The Funds may redeem its investment from FGXXX at any time if the Adviser determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of FGXXX. The financial statements of the FGXXX, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of the period ended July 31, 2026, the percentages of each Fund’s net assets invested in FGXXX are as follows:

ACKY ETF	DRKY ETF	OMAH ETF	QUSA ETF
53.5%	38.7%	1.0%	0.7%

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

VistaShares Target 15 ACKtivist Distribution ETF

VistaShares Target 15 DRUKMacro Distribution ETF

VistaShares Target 15 Berkshire Select Income ETF and

VistaShares Target 15 USA Quality Income ETF

The Board of Trustees of

Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Income ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares Target 15 DRUKMacro Distribution ETF, VistaShares Target 15 Berkshire Select and VistaShares Target 15 USA Quality Income ETF (collectively the “Funds”), each a series of Tidal Trust III (the “Trust”), including the schedules of investments, as of July 31, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Tidal Trust III	Statements of operations	Statements of changes in net assets	Financial highlights
VistaShares Target 15 ACKtivist Distribution ETF	For the period September 8, 2025 (commencement of operations) through July 31, 2026	For the period September 8, 2025 (commencement of operations) through July 31, 2026	For the period September 8, 2025 (commencement of operations) through July 31, 2026

VistaShares Target 15 DRUKMacro Distribution ETF	For the period October 7, 2025 (commencement of operations) through July 31, 2026	For the period October 7, 2025 (commencement of operations) through July 31, 2026	For the period October 7, 2025 (commencement of operations) through July 31, 2026

VistaShares Target 15 Berkshire Select Income ETF	For the five months period ended July 31, 2026	For the five months period ended July 31, 2026, and for the period March 4, 2025 (commencement of operations) through February 28, 2026	For the five months period ended July 31, 2026, and for the period March 4, 2025 (commencement of operations) through February 28, 2026

VistaShares Target 15 USA Quality Income ETF	For the five months period ended July 31, 2026	For the five months period ended July 31, 2026, and for the period May 5, 2025 (commencement of operations) through February 28, 2026	For the five months period ended July 31, 2026, and for the period May 5, 2025 (commencement of operations) through February 28, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

To the Shareholders of

VistaShares Target 15 ACKtivist Distribution ETF

VistaShares Target 15 DRUKMacro Distribution ETF

VistaShares Target 15 Berkshire Select Income ETF and

VistaShares Target 15 USA Quality Income ETF

The Board of Trustees of

Tidal Trust III

Page Two

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and prime brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

September 29, 2026

Other Non-Audited Information

July 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended July 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

VistaShares Target 15 ACKtivist Distribution ETF	2.84%
VistaShares Target 15 DRUKMacro Distribution ETF	48.23%
VistaShares Target 15 Berkshire Select Income ETF	100.00%
VistaShares Target 15 USA Quality Income ETF	57.71%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended July 31, 2026, was as follows:

VistaShares Target 15 ACKtivist Distribution ETF	0.48%
VistaShares Target 15 DRUKMacro Distribution ETF	17.68%
VistaShares Target 15 Berkshire Select Income ETF	100.00%
VistaShares Target 15 USA Quality Income ETF	50.31%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended July 31, 2026, was as follows:

VistaShares Target 15 ACKtivist Distribution ETF	0.00%
VistaShares Target 15 DRUKMacro Distribution ETF	0.00%
VistaShares Target 15 Berkshire Select Income ETF	0.00%
VistaShares Target 15 USA Quality Income ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 10-11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreements (each an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	Sub-Advisory Agreement, as amended, between the Adviser and VistaShares Advisors LLC with respect to the VistaShares ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the executive session of the Independent Trustees held on May 8, 2026 and the meetings held on June 10-11, 2026. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that the majority of the Funds were relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of February 27, 2026, is provided below:

●	For VistaShares Target 15 Berkshire Select Income ETF, the Board noted that the Fund did not yet have a year of performance history.

●	For VistaShares Target 15 USA Quality Income ETF, the Board noted that the Fund did not yet have a year of performance history.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” To the extent applicable, the Board also considered fees charged to any similarly managed funds or accounts by the Adviser.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

●	For VistaShares Target 15 Berkshire Select Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group average.

●	For VistaShares Target 15 USA Quality Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group average.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to each Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services each Sub-Adviser provides as investment sub-adviser to each of the Sub-advised Funds, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. To the extent applicable, the Board also considered fees charged to any similarly managed funds or accounts by the Sub-Adviser. The Board also considered that each Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for each Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to each Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub- Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of each Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 6, 2026

* Print the name and title of each signing officer under his or her signature.